ACQUISITION WITH PURCHASE PRICE ALLOCATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF ACQUISITION WITH PURCHASE PRICE ALLOCATION
Year Ended on October 31,
2024 (Audited)

Purchase Price :
Cash for acquisition	$950,000
100,000 in common stock shares	100,000
Total Purchase consideration	$1,050,000

Purchase Price Allocation
Cash	324,918
Accounts Receivable	618,794
Inventory	938,335
Prepaid expenses	34,279
Fixtures and Equipment	672,082
Intangibles	2,468,000
Goodwill/Bargain Purchase gain	(3,857,999)
Accrued expenses	(48,207)
Deferred revenue	(100,203)
Total	$1,050,000

SCHEDULE OF WARRANTS

No	Entity	Date	Amount Issued	Exercise Price	Black-Scholes value	Total value
1	Hudson Global Ventures, LLC	8/27/2025	157,258	$4.34	$3.46	$544,678.81
2	HC Wainwright & Co	9/29/2025	76,923	4.55	1.6825	129,422.95
3	Anson East Master Fund-Series A	9/29/2025	90,658	3.40	3.40	308,237.20
4	Anson East Master Fund-Series B	9/29/2025	90,658	3.40	2.32	210,326.56
5	Anson Investments Master Fund-Series A	9/29/2025	321,429	3.40	3.40	1,092,858.60
6	Anson Investments Master Fund-Series B	9/29/2025	321,429	3.40	2.32	745,715.28
7	Capital Global-Series A	9/29/2025	137,363	3.40	3.40	467,034.20
8	Capital Global-Series B	9/29/2025	137,363	3.40	2.32	318,682.16
9	Intracoastal Capital-Series A	9/29/2025	274,726	3.40	3.40	934,068.40
10	Intracoastal Capital-Series B	9/29/2025	274,726	3.40	2.32	637,364.32
11	Iroquois Capital Mgmt-Series A	9/29/2025	82,418	3.40	3.40	280,221.20
12	Iroquois Capital Mgmt-Series B	9/29/2025	82,418	3.40	2.32	191,209.76
13	Iroquois Master Fund-Series A	9/29/2025	192,308	3.40	3.40	653,847.20
14	Iroquois Master Fund-Series B	9/29/2025	192,308	$3.40	$2.32	$446,154.56

	Total		2,431,985			$6,959,821.20

SCHEDULE OF TOTAL ASSETS, LIABILITIES AND COMMON STOCK ACQUIRED

Laser Photonics Acquisition Date 8/5/2025
Description	Amount
Assets	$
Accounts Receivable/Other Receivable		1,524
Inventory		573,537
PP&E		68,638
Liabilities and Stockholder Equity
Accounts Payable/Other Liability		(10,549)
Common Stock		(3,000)
APIC		(8,397,000)
Deemed Dividend for Common Control Acquisition		$(7,766,850)